BANK LOANS - Short-term bank loans - Narrative (Details)							1 Months Ended		6 Months Ended					12 Months Ended
	May 29, 2024	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 06, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jun. 28, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 06, 2023 USD ($)	Aug. 31, 2022 USD ($)
BANK LOANS
Term of debt	3 years
Proceeds from debt											¥ 0	$ 0	¥ 1,000,000
Repayments of debt											123,000	17,324	0
Interest expense on bank loan											159,276	22,434	¥ 227,918
Bank of Kunlun
BANK LOANS
Face amount of debt							¥ 2,900,000										$ 408,456
Term of debt							18 months	18 months
Proceeds from debt							¥ 1,000,000	$ 140,847
Repayments of debt									¥ 8,269	$ 1,165	¥ 123,000	$ 17,324		¥ 50,000	$ 7,042
Collateral value of debt							6,500,000										1,000,000.0
Industrial and Commercial Bank of China | Revolving loan facility
BANK LOANS
Term of debt						1 year
Interest rate (as a percent)						2.50%										2.50%
Proceeds from debt				¥ 5,000,000	$ 704,235
Repayments of debt		¥ 5,000,000	$ 704,235
Collateral value of debt						¥ 17,600,000										$ 2,400,000
Maximum borrowing capacity						¥ 10,000,000										$ 1,408,471
China Construction Bank
BANK LOANS
Face amount of debt							¥ 1,500,000										$ 211,271
Interest rate (as a percent)							3.95%										3.95%
Bank of Nanjing
BANK LOANS
Interest rate (as a percent)							6.00%										6.00%